SECURED BORROWINGS, Future Minimum Principal Payments on Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Secured Borrowings [Abstract]
Repayment of debt		$ 482,703	$ 326,909	$ 448,346
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Repayment of debt		188,700
Future Minimum Principal Payments [Abstract]
2019		314,682
2020		303,819
2021		233,041
2022		332,380
2023		865,362
Thereafter		367,523
Future minimum principal payments due	[1]	$ 2,416,807	$ 2,058,891

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.